Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 28, 2017	Jan. 03, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk management
Outstanding long-term debt	$ 4,644,387			$ 4,707,303	$ 4,729,388
Interest rate risk
Financial risk management
Outstanding long-term debt	$ 4,644,387			$ 4,707,303	$ 4,729,388
Percent of long-term debt with fixed interest rate (as a percent)				95.60%
Interest rate (as a percent)				4.40%
Interest rate risk | Three-month LIBOR | Top of range
Financial risk management
Interest rate (as a percent)			0.99872%
Interest rate risk | Three-month LIBOR | Bottom of range
Financial risk management
Interest rate (as a percent)		1.69465%
Interest rate risk | Fixed interest rate
Financial risk management
Percent of long-term debt with fixed interest rate (as a percent)	96.90%				95.10%
Interest rate (as a percent)	3.10%				4.90%